Booster Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2025

Principal
Amount ($)			Reference Asset	Coupon Rate (%)	Maturity Date	Fair Value
		STRUCTURED NOTES - 93.9%
		INSTITUTIONAL FINANCIAL SERVICES - 93.9%
3,000,000		Bank of Montreal Structured Note(b)	SPX, RTY, NDX	12.35%	4/6/2026	$ 3,069,330
3,000,000		Bank of Montreal Structured Note(b)	SPX, RTY, NDX	13.85%	5/8/2026	3,078,330
5,000,000		Bank of Montreal Structured Note(b)	SPX, RTY, NDX	16.00%	4/14/2026	5,162,900
4,000,000		BNP Paribas Structured Note(b)	SPX, RTY, NDX	16.60%	4/22/2026	4,131,600
13,000,000		BofA Finance LLC Structured Note (b)	SPX, RTY, NDX	11.65%	3/5/2026	13,106,210
3,000,000		BofA Finance LLC Structured Note (b)	SPX, RTY, NDX	11.75%	3/11/2026	3,046,020
8,500,000		Citigroup Global Markets Holdings Inc. Structured Note (b)	SPX, RTY, NDX	11.80%	3/6/2026	8,519,414
9,000,000		Citigroup Global Markets Holdings Inc. Structured Note (b)	SPX, RTY, NDX	12.95%	3/19/2026	9,128,610
2,000,000		JPMorgan Chase Financial Company, LLC Structured Note (b)	SPX, RTY, NDX	10.85%	2/27/2026	2,000,566
6,000,000		JPMorgan Chase Financial Company, LLC Structured Note (b)	SPX, RTY, NDX	11.50%	3/25/2026	6,080,700
4,000,000		JPMorgan Chase Financial Company, LLC Structured Note (b)	SPX, RTY, NDX	16.35%	4/13/2026	4,130,160
2,000,000		Nomura America Finance LLC Structured Note(b)	SPX, RTY, NDX	10.75%	5/28/2026	2,000,000
3,000,000		Nomura America Finance LLC Structured Note(b)	SPX, RTY, NDX	13.20%	5/28/2026	3,000,000
3,000,000		UBS AG Strucured Note(b)	SPX, RTY, NDX	10.05%	5/21/2026	3,000,000
2,000,000		UBS AG Strucured Note(b)	SPX, RTY, NDX	12.20%	5/21/2026	2,000,000
		TOTAL STRUCTURED NOTES (Cost $70,500,000)				71,453,840
Shares
		SHORT-TERM INVESTMENT - 5.2%
		MONEY MARKET FUND - 5.2%
3,956,613		First American Government Obligations Fund Class X, 4.23% (a)				3,956,613
		TOTAL SHORT-TERM INVESTMENT (Cost - $3,956,613)

		TOTAL INVESTMENTS - 99.1% (Cost - $74,456,613)				$ 75,410,453
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%				717,130
		NET ASSETS - 100.0%				$ 76,127,583

LLC	-	Limited Liability Company
NDX	-	The Nasdaq Composite is a stock market index that includes almost all stocks listed on the Nasdaq stock exchange. Along with the Dow Jones Industrial Average and S&P 500, it is one of the three most-followed stock market indices in the United States. Investors cannot invest directly in an index.
RTY	-	The Russell 2000 Index, often referred to as RTY, is a stock market index that tracks the performance of 2,000 of the smallest companies in the Russell 3000 Index. It's widely considered a key indicator of the U.S. small-cap stock market. Investors cannot invest directly in an index.
SPX	-	SPX refers to the Standard & Poor's 500 Index, which is a stock market index that measures the performance of 500 large listed companies in the United States. The S&P 500 index is widely regarded as one of the best measures of the overall performance of the US stock market. Investors cannot invest directly in an index.

(a)		Rate disclosed is the seven day effective yield as of May 31, 2025.
(b)		Assuming the note is not called, investors will receive the stated per annum coupon rate for the term of the note.